Income tax expense	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Income tax expense

9. Income tax expense

	2025	2024
	US$	US$

Tax credit attributable to loss is made up of:
- Current income tax	(37,788)	35,671
- Movements in deferred tax liabilities	(118,000)	(163,000)
Tax credit attributable to loss	(155,788)	(127,329)

The tax on loss before income tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax expense as follows:

	2025	2024
	US$	US$

Loss before income tax	(4,916,682)	(760,586)

Tax calculated at tax rate of 17% (2024: 17%)	(835,836)	(129,300)
Effects of:
- Expenses not deductible for tax purposes	465,367	198,675
- Income not subject to tax	(45,126)	(186,647)
- Temporary difference	259,807	(10,057)
	(155,788)	(127,329)

OIO Group

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2025 and 2024